Regulatory charges - Schedule of Research Development and Innovation (Parenthetical) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Regulatory Charges
Research and development expense	R$ 3	R$ 6
Percentage Of Entitys Net perating Revenue	1.00%